Document and Entity Information	Jan. 08, 2026
Cover [Abstract]
Entity Registrant Name	Augusta SpinCo Corp
Amendment Flag	false
Entity Central Index Key	0002082015
Document Type	8-K
Document Period End Date	Jan. 08, 2026
Entity Incorporation State Country Code	DE
Entity File Number	000-56802
Entity Tax Identification Number	39-4076868
Entity Address, Address Line One	1 Becton Drive
Entity Address, City or Town	Franklin Lakes
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07417-1880
City Area Code	(201)
Local Phone Number	847-6880
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false